CDC NVEST INCOME FUNDS


Supplement dated May 1, 2004 to CDC Nvest Income Funds Classes A, B and C Prospectus and CDC Nvest Income Funds Class Y Prospectus, each dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

EFFECTIVE MAY 1, 2004, THE TABLE IN THE SECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" IS REVISED TO REFLECT THE ADDITION OF A REDEMPTION FEE FOR CERTAIN FUNDS.

(fees paid directly from your investment)

------------------------------------------------ -------------------- ------------------- -------------------
                                                  ALL FUNDS EXCEPT       LIMITED TERM         ALL FUNDS
                                                    LIMITED TERM        GOVERNMENT AND
                                                   GOVERNMENT AND        AGENCY FUND
                                                     AGENCY FUND
------------------------------------------------ -------------------- ------------------- -------------------
------------------------------------------------ -------------------- ------------------- -------------------
                                                       CLASS A             CLASS A             CLASS Y
------------------------------------------------ -------------------- ------------------- -------------------
------------------------------------------------ -------------------- ------------------- -------------------
Maximum sales charge (load) imposed on                  4.50%
       purchases (as a percentage of offering
       price)(1)(2)                                                         3.00%                None
------------------------------------------------ -------------------- ------------------- -------------------
------------------------------------------------ -------------------- ------------------- -------------------
Maximum deferred sales charge (load) (as a
       percentage of original purchase price
       or redemption proceeds, as
       applicable)(2)                                    (3)                 (3)                 None
------------------------------------------------ -------------------- ------------------- -------------------
------------------------------------------------ -------------------- ------------------- -------------------
Redemption fees (Loomis Sayles Strategic         2% of redemption                         2% of redemption
       Income Fund, Loomis Sayles High Income    proceeds on shares          N/A          proceeds on
       Fund and Loomis Sayles Core Plus Bond     held for 60 days                         shares held for
       Fund)                                     or less+                                 60 days or less+
------------------------------------------------ -------------------- ------------------- -------------------
------------------------------------------------ -------------------- ------------------- -------------------
Redemption fees (All other Funds in the                 None*               None*               None*
       Prospectuses)
------------------------------------------------ -------------------- ------------------- -------------------

+ Will be charged on redemptions and exchanges of shares held for 60 days or less.

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

                             CDC NVEST EQUITY FUNDS


Supplement dated May 1, 2004 to CDC Nvest Equity Funds Classes A, B and C Prospectus and CDC Nvest Equity Funds Class Y Prospectus, each dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

EFFECTIVE MAY 1, 2004, THE TABLE IN THE SECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" IS REVISED TO REFLECT THE ADDITION OF A REDEMPTION FEE FOR LOOMIS SAYLES INTERNATIONAL EQUITY FUND.

(fees paid directly from your investment)

---------------------------------------------------------- ----------------------- -----------------------
                                                                  CLASS A                 CLASS Y
---------------------------------------------------------- ----------------------- -----------------------
---------------------------------------------------------- ----------------------- -----------------------
Maximum sales charge (load) imposed on purchases (as a             5.75%
       percentage of offering price)(1)(2)
                                                                                            None
---------------------------------------------------------- ----------------------- -----------------------
---------------------------------------------------------- ----------------------- -----------------------
Maximum deferred sales charge (load) (as a percentage of
       original purchase price or redemption proceeds,
       as applicable)(2)                                            (3)                     None
---------------------------------------------------------- ----------------------- -----------------------
---------------------------------------------------------- ----------------------- -----------------------
Redemption fees (Loomis Sayles International Equity Fund)  2% of redemption        2% of redemption
                                                           proceeds on shares      proceeds on shares
                                                           held for 60 days or     held for 60 days or
                                                           less+                   less+
---------------------------------------------------------- ----------------------- -----------------------
---------------------------------------------------------- ----------------------- -----------------------
Redemption fees (All other Funds in the Prospectuses)              None*                   None*
---------------------------------------------------------- ----------------------- -----------------------

+ Will be charged on redemptions and exchanges of shares held for 60 days or less.

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS

Supplement dated May 1, 2004 to CDC Nvest Equity Funds Classes A, B and C Prospectus, CDC Nvest Equity Funds Class Y Prospectus, CDC Nvest Income Funds Classes A, B and C Prospectus and CDC Nvest Income Funds Class Y Prospectus all dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

EFFECTIVE MAY 1, 2004, CLASS A SHARES AND CLASS Y SHARES OF LOOMIS SAYLES INTERNATIONAL EQUITY FUND, LOOMIS SAYLES STRATEGIC INCOME FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES CORE PLUS BOND FUND (THE "FUNDS") IMPLEMENTED THE FOLLOWING REDEMPTION FEE POLICY:

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares or Class Y shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:
|X| shares acquired by reinvestment of dividends or distributions of a Fund; or |X| shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or
|X|      shares redeemed as part of a systematic withdrawal plan.

The Funds may modify or eliminate these waivers at any time.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

THE TABLE IN THE SECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" IS REVISED TO REFLECT THE ADDITION OF A REDEMPTION FEE FOR THE FUNDS.

(fees paid directly from your investment)

-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
                                                                       INCOME FUNDS
                                                                    (EXCEPT CDC NVEST
                                                                       LIMITED TERM       CDC NVEST LIMITED
                                                                      GOVERNMENT AND     TERM GOVERNMENT AND        EQUITY AND
                                                 EQUITY FUNDS          AGENCY FUND)          AGENCY FUND           INCOME FUNDS
                                                   CLASS A               CLASS A               CLASS A               CLASS Y
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
Maximum sales charge (load) imposed on              5.75%
       purchases (as a percentage of
       offering price)(1)(2)                                              4.50%                 3.00%                  None
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
Maximum deferred sales charge (load) (as a           (3)                   (3)
       percentage of original purchase
       price or redemption proceeds, as
       applicable)(2)                                                                            (3)                   None
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
Redemption fees (Loomis Sayles
       International Equity Fund, Loomis     2% of redemption      2% of redemption              N/A           2% of redemption
       Sayles Strategic Income Fund,         proceeds on shares    proceeds on shares                          proceeds on shares
       Loomis Sayles High Income Fund and    held for 60 days or   held for 60 days or                         held for 60 days or
       Loomis Sayles Core Plus Bond Fund)    less+                 less+                                       less+
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------
Redemption fees (All other Funds in the
       Prospectuses)                                None*                 None*                 None*                 None*
-------------------------------------------- --------------------- --------------------- --------------------- ---------------------

+ Will be charged on redemptions and exchanges of shares held for 60 days or less.

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

                                                                      SP223-0504

                    LOOMIS SAYLES GOVERNMENT SECURITIES FUND

Supplement dated May 1, 2004 to CDC Nvest Income Funds Classes A, B and C Prospectus and CDC Nvest Income Funds Class Y Prospectus, each dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

WITHIN THE SECTION ENTITLED "EVALUATING THE FUND'S PAST PERFORMANCE", THE FOLLOWING TEXT REPLACES THE INTRODUCTORY TEXT AND AVERAGE ANNUAL TOTAL RETURNS TABLE FOR THE LOOMIS SAYLES GOVERNMENT SECURITIES FUND.

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index which is made up of the securities in the Lehman Brothers Government Bond Index ("Lehman Gov't Bond Index") that have a maturity of 10 years or more. They are also compared to the Lehman Gov't Bond Index, an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Long Term Gov't Bond Index and Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                SINCE CLASS Y
(for the periods ended December 31, 2003)      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS     INCEPTION
                                                                                              (3/31/94)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                    -3.08%          4.02%          5.30%             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*          -4.39%          2.04%          3.04%             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &         -2.00%          2.16%          3.06%             -
   Sales of Fund Shares*
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                    -4.08%          3.88%          5.00%             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Class Y - Return Before Taxes                    1.64%          5.30%            -             6.60%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*           0.18%          3.18%            -             4.19%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &          1.07%          3.17%            -             4.11%
   Sales of Fund Shares*
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lehman Long Term Gov't Bond Index**               2.61%          6.58%          7.96%           8.87%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index**+                        2.36%          6.26%          6.72%           7.24%
-----------------------------------------------------------------------------------------------------------

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**The returns of the Index do not reflect the effect of taxes.

+ The Lehman Long Term Gov't Bond Index replaced the Lehman Gov't Bond Index as the Fund's comparative index because Loomis Sayles believes that the new index is more representative of the types of securities in which the Fund may invest.


                                                                      SP224-0504

SUPPLEMENT DATED MAY 1, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION - PART II FOR CDC NVEST FUNDS TRUST I, CDC NVEST FUNDS TRUST II AND LOOMIS SAYLES FUND II DATED FEBRUARY 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME


THE FOLLOWING TEXT REPLACES THE SUB-SECTION ENTITLED "SMALL ACCOUNT POLICY" WITHIN THE SECTION ENTITLED "SHAREHOLDER SERVICES".

SMALL ACCOUNT POLICY
When your account falls below a set minimum as determined by the Board of Trustees from time to time, the Fund may charge you a fee in the amount of $20. This does not apply to certain qualified retirement plans. The Fund will impose this fee by selling the number of shares from your account necessary to pay the fee. The Funds also reserve the right to close your account and send you the proceeds if the balance in your account below a set minimum as determined by the Board of Trustees.


                                                                      SP226-0504